Remuneration System for the Management Board and Employees of the Group - Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board (Detail)
12 Months Ended
Dec. 31, 2020 USD ($) shares
Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	118,974
Additions	47,913
Forfeitures	0
Exercises	0
Ending balance	115,099
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	27,149
Additions	0
Adjustment due to performance criteria	11,881
Forfeitures	0
Allocations	13,677
Ending balance	9,047
Jens Holstein [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	19,517
Additions | $	$ 13,677
Sales | $	$ 9,000
Shares, ending balance | shares	0
Jens Holstein [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	21,609
Additions	11,501
Forfeitures	0
Exercises	0
Ending balance	0
Jens Holstein [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	12,693
Additions	0
Adjustment due to performance criteria	10,031
Forfeitures	0
Allocations	13,677
Ending balance	0
Malte Peters, M.D. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	3,313
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	3,313
Malte Peters, M.D. [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	21,609
Additions	11,501
Forfeitures	0
Exercises	0
Ending balance	33,110
Malte Peters, M.D. [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	7,197
Additions	0
Adjustment due to performance criteria	1,850
Forfeitures	0
Allocations	0
Ending balance	9,047
Markus Enzelberger, Ph.D. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	1,676
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Markus Enzelberger, Ph.D. [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	18,678
Additions	0
Forfeitures	0
Exercises	0
Ending balance	0
Markus Enzelberger, Ph.D. [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	7,259
Additions	0
Adjustment due to performance criteria	0
Forfeitures	0
Allocations	0
Ending balance	0
Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	24,506
Additions | $	$ 13,677
Sales | $	$ 9,000
Shares, ending balance | shares	3,313
Dr. Marc Cluzel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	750
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	750
Dr. Frank Morich [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	1,000
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Michael Brosnan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Sharon Curran [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Dr George Golumbeski [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Wendy Johnson [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	500
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	500
Krisja Vermeylen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	350
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	350
Jean-Paul Kress, M.D. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Jean-Paul Kress, M.D. [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	57,078
Additions	24,911
Forfeitures	0
Exercises	0
Ending balance	81,989
Jean-Paul Kress, M.D. [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0
Additions	0
Adjustment due to performance criteria	0
Forfeitures	0
Allocations	0
Ending balance	0
Supervisory board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	2,600
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	1,600
Roland Wandeler, Ph.D. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions | $	$ 0
Sales | $	$ 0
Shares, ending balance | shares	0
Adjustment due to performance criteria	0
Roland Wandeler, Ph.D. [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0
Additions	0
Forfeitures	0
Exercises	0
Ending balance	0
Roland Wandeler, Ph.D. [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0
Additions	0
Forfeitures	0
Allocations	0
Ending balance	0